Segment Information - Reconciliation of Income (Loss) before Income Taxes to Consolidated Adjusted EBITDAX Table (Detail) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Segment Reporting Information [Line Items]
Income (loss) before income taxes		$ 1,485	$ (1,688)	$ (3,829)
(Gains) losses on divestitures, net	[1],[2]	(20)	(674)	757
Exploration expense	[3]	459	2,535	944
DD&A		4,254	4,279	4,301
Impairments		800	408	227
Interest expense		947	932	890
Total (gains) losses on derivatives, net, less net cash from settlement of commodity derivatives		(407)	156	559
(Gains) losses on early extinguishment of debt		(2)	2	155
Restructuring and reorganization-related charges		(53)	(21)	(389)
Less net income (loss) attributable to noncontrolling interests		137	245	263
Adjusted EBITDAX		7,432	5,726	4,073
Certain Other Nonoperating Items [Member]
Segment Reporting Information [Line Items]
Certain other nonoperating items		0	0	(58)
Deepwater Horizon [Member] | Judicial Ruling [Member]
Segment Reporting Information [Line Items]
Other operating expense		0
Deepwater Horizon [Member] | Pending Litigation [Member]
Segment Reporting Information [Line Items]
Other operating expense			$ 0	$ 1
Exploration Expense [Member]
Segment Reporting Information [Line Items]
Restructuring and reorganization-related charges		$ (20)

[1]	Includes gain of $126 million related to the 2017 property exchange discussed below.
[2]	Includes goodwill allocated to divestitures of $209 million in 2017 and $397 million in 2016.
[3]	Includes reorganization-related charges of $20 million for the year ended December 31, 2018.